Eaton Vance Diversified Income Fund

Supplement to Prospectus dated March 1, 2009

Effective July 1, 2009, shares of Eaton Vance Diversified
Income Fund (“Fund”) will no longer be offered though this
Prospectus. Please see the Fund’s prospectus dated July 1,
2009 for information regarding the Fund.

July 1, 2009	DGHLPS1